Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Real estate investments:
Land	$ 102,925,122	$ 76,466,020
Buildings and improvements	777,249,381	613,226,163
Construction in progress	28,293,083	2,580,110
Assets under direct financing leases	10,916,181	10,777,184
Total real estate investments, at cost	919,383,767	703,049,477
Less accumulated depreciation	(96,796,028)	(75,948,944)
Net real estate investments	822,587,739	627,100,533
Cash and cash equivalents	40,862,023	13,029,474
Straight-line rent receivable, net	29,926,203	30,660,773
Tenant receivables, net	6,007,800	1,168,842
Deferred finance costs, net	13,142,330	9,957,636
Secured loan receivables, net	33,031,117	36,610,638
Other assets	5,864,045	12,872,323
Total assets	951,421,257	731,400,219
Liabilities and equity
Senior notes payable and other debt	600,473,578	440,575,916
Accounts payable and accrued expenses	18,124,167	6,012,809
Tenant security and escrow deposits	15,739,917	13,658,384
Other liabilities	34,824,629	25,996,492
Deferred contribution	35,000,000	0
Total liabilities	704,162,291	486,243,601
Stockholders' equity
Common stock (par value $0.01; 262,237 and 227,002 shares outstanding, respectively)	2,622	2,270
Additional paid-in-capital	264,960,352	223,838,999
Accumulated deficit	(21,382,823)	(2,261,839)
Accumulated other comprehensive (loss) income	(1,867,759)	2,188,155
Total stockholders' equity	241,712,392	223,767,585
Noncontrolling interests	5,546,574	21,389,033
Total equity	247,258,966	245,156,618
Total liabilities and equity	951,421,257	731,400,219
AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES
Real estate investments:
Land	102,925,122	76,466,020
Buildings and improvements	777,249,381	613,226,163
Construction in progress	28,293,083	2,580,110
Assets under direct financing leases	10,916,181	10,777,184
Total real estate investments, at cost	919,383,767	703,049,477
Less accumulated depreciation	(96,796,028)	(75,948,944)
Net real estate investments	822,587,739	627,100,533
Cash and cash equivalents	39,203,727	13,028,474
Straight-line rent receivable, net	29,926,203	30,660,773
Tenant receivables, net	6,007,800	1,168,842
Deferred finance costs, net	13,142,330	9,957,636
Secured loan receivables, net	33,031,117	36,610,638
Other assets	5,864,045	12,872,323
Total assets	949,762,961	731,399,219
Liabilities and equity
Senior notes payable and other debt	600,473,578	440,575,916
Accounts payable and accrued expenses	18,124,167	6,012,809
Tenant security and escrow deposits	15,739,917	13,658,384
Other liabilities	33,167,333	25,996,492
Deferred contribution	35,000,000	0
Total liabilities	702,504,995	486,243,601
Stockholders' equity
Partners' equity	250,555,308	241,061,186
Accumulated other comprehensive (loss) income	(3,297,342)	4,094,432
Total equity	247,257,966	245,155,618
Total liabilities and equity	$ 949,762,961	$ 731,399,219